Document and Entity Information	May 18, 2021
Cover [Abstract]
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001397911
Document Type	8-K
Document Period End Date	May 18, 2021
Entity Registrant Name	LPL Financial Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34963
Entity Tax Identification Number	20-3717839
Entity Address, Address Line One	4707 Executive Drive
Entity Address, City or Town	San Diego
Entity Address, Postal Zip Code	92121
City Area Code	(800)
Local Phone Number	877-7210
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock - par value $0.001 per share
Trading Symbol	LPLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false